Asset retirement obligations (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations	Asset retirement obligations
Asset retirement obligation costs related to accretion of the Company’s liabilities and depreciation of the related assets were as follows:

	For the three months ended September 30,		For the nine months ended September 30,
(In millions)	2025	2024	2025	2024
Accretion	$3	$3	$10	$10
Depreciation	6	5	17	14
Total costs	$9	$8	$27	$24

As of September 30, 2025 and December 31, 2024, the current portion of the Company’s liability for asset retirement obligations, which is included within Other current liabilities on the condensed consolidated balance sheets, was $34 million and $27 million, respectively, and the noncurrent portion of the Company’s liability for asset retirement obligations, which is included in Other noncurrent liabilities on the condensed consolidated balance sheets, was $235 million and $242 million, respectively. The following is a reconciliation of asset retirement obligations:

(In millions)	2025
Balance as of January 1	$269

(In millions)	2025
Accretion expense	10
Liabilities incurred and acquired	2
Liabilities settled	(13)
Foreign currency translation adjustment	1
Balance as of September 30	$269

Note 12. Asset retirement obligations
Asset retirement obligation costs related to accretion of the Company’s liabilities and depreciation of the related assets were as follows:

	For the years ended December 31,
(In millions)	2024	2023	2022
Accretion	$14	$14	$12
Depreciation	20	10	17
Total costs	$34	$24	$29

As of December 31, 2024 and 2023, the current portion of the Company’s liability for asset retirement obligations, which is included within Other current liabilities on the combined balance sheets, was $27 million and $39 million, respectively, and the noncurrent portion of the Company’s liability for asset retirement obligations, which is included in Other noncurrent liabilities on the combined balance sheets was $242 million and $245 million, respectively. The following is a reconciliation of asset retirement obligations:

(In millions)	2024	2023
Asset retirement obligations, beginning of year	$284	$243
Accretion expense	14	14
Liabilities incurred and acquired	4	8
Liabilities settled	(24)	(21)
Revisions	(5)	38
Foreign currency translation adjustment	(4)	2
Asset retirement obligations, end of year	$269	$284